PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total
Gross Carrying Amount:
Balance at January 1, 2019	$6,248	$2,495	$2,443	$444	$11,630
Change in accounting policies(1)	110	356	108	633	1,207
Additions, net of disposals	770	122	116	8	1,016
Non-cash (disposals) additions	(295)	49	23	(51)	(274)
Acquisitions through business combinations(2)	2,135	5,283	1,197	95	8,710
Assets reclassified as held for sale	(455)	—	(3)	—	(458)
Net foreign currency exchange differences	120	4	87	2	213
Balance at December 31, 2019	$8,633	$8,309	$3,971	$1,131	$22,044
Additions, net of disposals	535	387	306	77	1,305
Non-cash (disposals) additions	15	(241)	(29)	(26)	(281)
Acquisitions through business combinations(2)	—	—	—	7,334	7,334
Net foreign currency exchange differences	106	242	73	77	498
Balance at December 31, 2020	$9,289	$8,697	$4,321	$8,593	$30,900

Accumulated depreciation:
Balance at January 1, 2019	$(985)	$(744)	$(120)	$—	$(1,849)
Depreciation expense	(415)	(178)	(84)	(87)	(764)
Disposals	3	2	—	—	5
Assets reclassified as held for sale	194	—	—	—	194
Non-cash disposals (additions)	50	(27)	3	—	26
Net foreign currency exchange differences	(18)	(3)	(7)	(1)	(29)
Balance at December 31, 2019	$(1,171)	$(950)	$(208)	$(88)	$(2,417)
Depreciation expense	(419)	(498)	(141)	(189)	(1,247)
Disposals	12	4	—	—	16
Non-cash disposals	—	130	—	17	147
Net foreign currency exchange differences	(35)	(90)	(7)	(3)	(135)
Balance at December 31, 2020	$(1,613)	$(1,404)	$(356)	$(263)	$(3,636)

Accumulated fair value adjustments:
Balance at January 1, 2019	$2,002	$810	$221	$—	$3,033
Assets reclassified as held for sale	(416)	—	—	—	(416)
Fair value adjustments	582	45	92	—	719
Net foreign currency exchange differences	44	2	16	—	62
Non-cash disposals	—	—	(12)	—	(12)
Balance at December 31, 2019	$2,212	$857	$317	$—	$3,386
Fair value adjustments	652	113	21	—	786
Net foreign currency exchange differences	70	78	—	—	148
Balance at December 31, 2020	$2,934	$1,048	$338	$—	$4,320

Net book value:
December 31, 2020(3)	$10,610	$8,341	$4,303	$8,330	$31,584
December 31, 2019	$9,674	$8,216	$4,080	$1,043	$23,013

1.Relates to the adoption of IFRS 16 effective January 1, 2019.
2.See Note 6, Acquisition of Businesses, for additional information.
3.Includes right-of-use assets of $159 million (2019: $156 million) in our utilities segment, $1,187 million (2019: $1,329 million) in our transport segment, $113 million (2019: $116 million) in our midstream segment and $2,643 million (2019: $560 million) in our data segment.
The partnership’s property, plant, and equipment is measured at fair value on a recurring basis with an effective date of revaluation for all asset classes of December 31, 2020 and 2019. Brookfield Infrastructure determined fair value under the income method or on a depreciated replacement cost basis. Assets under development were revalued where fair value could be reliably measured.
The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s property, plant and equipment assets valued using the income method, categorized by segment.

	Dec. 31, 2020				Dec. 31, 2019
Segment	Primary Valuation Technique(1)	Discount Rate	Terminal Value Multiple	Investment Horizon	Primary Valuation Technique(1)	Discount Rate	Terminal Value Multiple	Investment Horizon
Utilities	Discounted cash flow model	7% to 14%	7x to 23x	10 yrs	Discounted cash flow model	7% to 14%	8x to 21x	10 to 20 yrs
Transport	Discounted cash flow model	7% to 13%	9x to 14x	10 yrs	Discounted cash flow model	7% to 13%	9x to 14x	10 to 20 yrs
Midstream	Discounted cash flow model	15%	10x	5 to 10 yrs	Discounted cash flow model	15%	10x	5 to 10 yrs

(1)Certain businesses are valued using the replacement cost method as a result of their underlying operations. Replacement costs are determined with guidance from independent studies and third party evaluators.
An increase in the discount rate would lead to a decrease in the fair value of property, plant and equipment. Conversely, an increase to the terminal value multiple would increase the fair value of property, plant and equipment. Our partnership has classified all property, plant and equipment under level 3 of the fair value hierarchy.
At December 31, 2020, Brookfield Infrastructure carried out an assessment of the fair value of its utilities property, plant and equipment, resulting in a gain from revaluation of $652 million (2019: $582 million) which was recognized in revaluation surplus in the Consolidated Statements of Comprehensive Income. Key drivers behind the revaluation gain recorded include growth in underlying cash flows at both of our U.K. regulated distribution business and our North American district energy operations associated with new customer connections and a more robust pipeline of growth opportunities which resulted in an increase in our terminal value assumption to align our values with observable market transactions.
At December 31, 2020, Brookfield Infrastructure carried out an assessment of the fair value of its transport property, plant and equipment. A gain from revaluation of $113 million (2019: $45 million) was recognized in revaluation surplus in the Consolidated Statements of Comprehensive Income. Underlying valuation assumptions in the transport segment remain relatively consistent with the prior year with the current year’s gain attributable to increasing cash flows.
At December 31, 2020, Brookfield Infrastructure carried out an assessment of the fair value of its midstream property, plant and equipment. A gain from revaluation of $21 million (2019: $92 million) was recognized in revaluation surplus in the Consolidated Statements of Comprehensive Income. Underlying valuation assumptions in the midstream segment remain relatively consistent with the prior year with the current year’s gain attributable to increasing cash flows.
At December 31, 2020, Brookfield Infrastructure carried out an assessment of the fair value of its data property, plant and equipment. A gain from revaluation of $nil (2019: $nil) was recognized in revaluation surplus in the Consolidated Statements of Comprehensive Income.
The following table summarizes the carrying amount of property, plant and equipment that would have been recognized had assets been carried under the cost model.

US$ MILLIONS	Dec. 31, 2020	Dec. 31, 2019
Utilities	$8,114	$7,776
Transport	7,548	7,574
Midstream	4,007	3,797
Data	8,330	1,043